Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	ImmuCell Corporation
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-12934
Entity, Tax Identification Number	01-0382980
Entity, Address, Address Line One	56 Evergreen Drive
Entity, Address, City or Town	Portland
Entity, Address, State or Province	ME
Entity, Address, Postal Zip Code	04103
City Area Code	207
Local Phone Number	878-2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ICCC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000811641